Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment reporting
Interest expenses, net	$ (52)	$ (14)	$ (631)
Net loss from continued operations	$ (742)	(318)	(5,706)
Number of reportable segment | segment	1
Single reportable segment
Segment reporting
Revenues	$ 1,598
Cost of revenues	(455)
Sales and marketing expenses	(539)	(1)	(51)
General and administrative expenses	(1,438)	(293)	(575)
Research and development expenses	(492)
Share-based compensation reversal/(expenses)	(14)		972
Interest expenses, net	(52)	(14)	(631)
Other segment items	$ 650	$ (10)	$ (5,421)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items included loss from disposal of subsidiaries, other expense/(income) and income tax expense.	Other segment items included loss from disposal of subsidiaries, other expense/(income) and income tax expense.	Other segment items included loss from disposal of subsidiaries, other expense/(income) and income tax expense.
Net loss from continued operations	$ (742)	$ (318)	$ (5,706)